Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) (USD $)	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding Beginning balance	624,618	496,118	323,086
Granted	165,000	130,000	175,000
Exercised	(74,813)		(1,080)
Cancelled	(50,220)	(1,500)	(888)
Outstanding Ending balance	664,585	624,618	496,118
Outstanding Beginning balance	$ 1.18	$ 1.26	$ 1.39
Granted	$ 1.16	$ 0.89	$ 1.07
Exercised	$ 1.00		$ 1.05
Cancelled	$ 1.07	$ 3.28	$ 7.07
Outstanding Ending balance	$ 1.21	$ 1.18	$ 1.26